UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1221 John Q. Hammons Drive
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1221 John Q. Hammons Drive
Madison, Wisconsin 53717
(Name and address of agent for service)

(608) 824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2014

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

ANNUAL REPORT
March 31, 2014

www.plumbfunds.com

PLUMB FUNDS

March 31, 2014

Dear Fellow Shareholders:

We are pleased to present you the seventh Annual Report of the Plumb Funds. The Funds commenced operations May 24, 2007, in a very challenging investment environment. The fiscal year ended March 31, 2014, continued the fourth year of recovery for US stock markets, and both the Plumb Balanced Fund and the Plumb Equity Fund provided shareholders positive returns, with the Funds up 16.01% and 21.38%, respectively, for the past 12 months. For the last three years, the average annual return has been 7.54% for the Plumb Balanced Fund and 7.84% for the Plumb Equity Fund.  For the last five years, the average annual return has been 12.70% for the Plumb Balanced Fund and 14.65% for the Plumb Equity Fund. Since inception (5/24/2007), the Plumb Balanced Fund and Plumb Equity Fund have averaged annual returns of 2.72% and 1.87%, respectively. The Balanced Fund’s Gross and Net* Expense Ratio as noted in the prospectus dated August 1, 2013 are 1.48% and 1.26%, respectively. The Equity Fund’s Gross and Net* Expense Ratio as noted in the prospectus dated August 1, 2013 are 1.47% and 1.41%, respectively.

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-987-7888.

*	The Fund’s Advisor has contractually agreed to waive fees through at least July 31, 2014.

The Funds’ performance should be reviewed in the light of the markets that they operate in. For the last one year, three years, and since the Funds’ inception, the U.S. stock market has had average annual returns of 21.86%, 14.66% and 5.49%, as measured by the total return of the S&P 500. The broader international markets, as measured by the MSCI EAFE Index, have averaged 14.42%, 4.01% and -2.29% during those periods, while the Barclays Capital Intermediate Government/Credit Bond Index averaged -0.13%, 3.13% and 4.63% for the same time frames.

Our investment approach is to seek out good quality, growing companies trading at reasonable prices. In the Balanced Fund, we generally use fixed income investments in an attempt to moderate the volatility of the stock market and to provide an income component to our total return objective. With the low interest rate environment present since the financial crisis, it has been difficult to find attractive fixed income instruments to meet that objective. In fact, at times, the dividend yield on high quality blue-chip stocks exceeded the yield of ten-year U.S. Treasury Bonds. In this environment, we have added income generating securities that may have an equity component to the Balanced Fund’s overall asset mix. Convertible bonds, REITs, and publicly traded partnerships are examples of generally higher yielding securities that combine capital appreciation potential with the potential for high current income yields.

Absolute and relative investment returns typically are influenced by the markets we operate in, our allocation to the sectors within the market, and our individual security selection. With the S&P 500 up more than 20% but the bond market

PLUMB FUNDS

down over the last year, our fixed income exposure substantially dampened our returns. In addition, our relative overweight in the energy sector and relative underweight in the consumer discretionary sector provided a headwind to our relative returns over the last year, while our stock selection in industrials improved our relative performance.

In the Plumb Equity Fund, the largest individual contributors to our investment return over the last year were Constellation Brands, Allergan, Charles Schwab, American International Group, and Walt Disney.  The largest individual detractors were Ion GeoPhysical, Ansys, iShares MSCI Emerging Market ETF, Ford Motor, and TransCanada.

In the Plumb Balanced Fund, the largest individual contributors to our investment return were Constellation Brands, Walt Disney, American Express, du Pont (E.I.) de Nemours, and Allergan.  The largest individual detractors were Ion GeoPhysical, Ford Motor, WW Grainger, Vanguard REIT ETF, and TransCanada.

Best wishes in the coming year from all of us at the Plumb Funds.

Thomas G. Plumb

Opinions expressed are those of Thomas Plumb and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments by the Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Funds’

PLUMB FUNDS

ability to sell their shares.  The Funds may indirectly invest in commodities such as gold and silver, which involve additional risks, such as the possibility for substantial price fluctuations over a short period of time.

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index. The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. You cannot invest directly in an index.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS

Expense Example
March 31, 2014 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 – March 31, 2014).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
March 31, 2014 (Unaudited) (Continued)

Plumb Balanced Fund

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2013 to
	October 1, 2013	March 31, 2014	March 31, 2014

Actual	$1,000.00	$1,103.00	$6.61

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.65	$6.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

Plumb Equity Fund

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2013 to
	October 1, 2013	March 31, 2014	March 31, 2014

Actual	$1,000.00	$1,139.20	$7.52

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,017.90	$7.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund (Unaudited)

Comparison of Change in Value of a Hypothetical $10,000 Investment
from inception of May 24, 2007 to March 31, 2014

Average Annual Rate of Return
Periods ended March 31, 2014

				Since Inception
	1 Year	3 Year	5 Year	of May 24, 2007
Plumb Balanced Fund	16.01%	7.54%	12.70%	2.72%
Barclays Capital Intermediate
Government/Credit Bond Index	-0.13%	3.13%	4.18%	4.63%
MSCI EAFE Index	14.42%	4.01%	12.65%	-2.29%
S&P 500 Index	21.86%	14.66%	21.16%	5.49%
Blended Benchmark	13.13%	9.67%	14.42%	4.80%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index which includes nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance.

PLUMB FUNDS

The MSCI EAFE Index in an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Blended Benchmark is made up of 55% S&P 500 Index, 35% Barclays Capital Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS

Plumb Equity Fund (Unaudited)

Comparison of Change in Value of a Hypothetical $10,000 Investment
from inception of May 24, 2007 to March 31, 2014

Average Annual Rate of Return
Periods ended March 31, 2014

				Since Inception
	1 Year	3 Year	5 Year	of May 24, 2007
Plumb Equity Fund	21.38%	7.84%	14.65%	1.87%
S&P 500 Index	21.86%	14.66%	21.16%	5.49%
MSCI EAFE Index	14.42%	4.01%	12.65%	-2.29%
Blended Benchmark	21.13%	13.59%	20.32%	4.73%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The MSCI EAFE Index in an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Blended Benchmark is made up of 90% S&P 500 Index and 10% MSCI EAFE Index.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of March 31, 2014
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Asset Allocation as of March 31, 2014
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2014

	Shares	Value

COMMON STOCKS – 66.18%

Air Transportation – 0.62%
Delta Air Lines, Inc.	6,000	$207,900

Amusement, Gambling, and
Recreation Industries – 1.69%
Las Vegas Sands Corporation	7,000	565,460

Beverage and Tobacco Product Manufacturing – 4.73%
Constellation Brands, Inc. – Class A (a)	12,000	1,019,640
Diageo PLC – ADR	4,500	560,655
		1,580,295

Broadcasting (except Internet) – 2.85%
Liberty Interactive Corporation (a)	15,000	433,050
The Walt Disney Company	6,500	520,455
		953,505

Chemical Manufacturing – 9.48%
Abbott Laboratories	9,500	365,845
AbbVie, Inc.	7,000	359,800
Allergan, Inc.	5,500	682,550
Church & Dwight Company, Inc.	7,000	483,490
E.I. du Pont de Nemours and Company	9,500	637,450
Johnson & Johnson	6,500	638,495
		3,167,630

Computer and Electronic
Product Manufacturing – 6.84%
Apple, Inc.	900	483,066
Medtronic, Inc.	7,000	430,780
Microchip Technology, Inc.	13,000	620,880
QUALCOMM, Inc.	9,500	749,170
		2,283,896

Couriers and Messengers – 1.89%
United Parcel Service, Inc. – Class B	6,500	632,970

Credit Intermediation and Related Activities – 8.71%
American Express Company	6,500	585,195
Citigroup, Inc.	8,000	380,800
Discover Financial Services	12,000	698,280
JPMorgan Chase & Company	8,100	491,751
Visa, Inc. – Class A	3,500	755,510
		2,911,536

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2014 (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Data Processing, Hosting,
and Related Services – 1.70%
Fiserv, Inc. (a)	10,000	$566,900

Electrical Equipment, Appliance, and
Component Manufacturing – 1.40%
Emerson Electric Company	7,000	467,600

Food Manufacturing – 1.10%
The Hain Celestial Group, Inc. (a)	4,000	365,880

Insurance Carriers and Related Activities – 3.11%
American International Group, Inc.	12,000	600,120
Berkshire Hathaway, Inc. – Class B (a)	3,500	437,395
		1,037,515

Machinery Manufacturing – 1.86%
General Electric Company	24,000	621,360

Miscellaneous Manufacturing – 2.21%
3M Company	3,500	474,810
Intuitive Surgical, Inc. (a)	600	262,794
		737,604

Other Information Services – 1.83%
Google Inc. – Class A (a)	550	612,980

Petroleum and Coal Products Manufacturing – 1.07%
Chevron Corporation	3,000	356,730

Pipeline Transportation – 4.02%
Enbridge, Inc. (b)	15,500	705,405
TransCanada Corporation (b)	14,000	637,280
		1,342,685

Professional, Scientific, and Technical Services – 1.40%
Exact Sciences Corporation (a)	33,000	467,610

Rail Transportation – 1.83%
Kansas City Southern	6,000	612,360

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2014 (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Rental and Leasing Services – 1.91%
Ryder System, Inc.	8,000	$639,360

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 1.23%
The Charles Schwab Corporation	15,000	409,950

Support Activities for Mining – 3.44%
ConocoPhillips	8,000	562,800
Schlumberger Limited (b)	6,000	585,000
		1,147,800

Transportation Equipment Manufacturing – 1.26%
Ford Motor Company	27,000	421,200

TOTAL COMMON STOCKS
(Cost $15,035,626)		22,110,726

EXCHANGE-TRADED FUNDS – 3.85%

Funds, Trusts, and Other Financial Vehicles – 3.85%
Alerian MLP ETF	50,000	883,000
Schwab U.S. Small-Cap ETF	7,500	402,000
		1,285,000

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,231,531)		1,285,000

	Principal
	Amount

CORPORATE BONDS – 28.77%

Administrative and Support Services – 1.50%
Dun & Bradstreet
4.375%, 12/01/2022	$500,000	500,533

Beverage and Tobacco Product Manufacturing – 1.75%
Lorillard Tobacco Company
6.875%, 05/01/2020	500,000	585,487

Broadcasting (except Internet) – 1.55%
Time Warner Cable, Inc.
4.000%, 09/01/2021	500,000	519,516

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2014 (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)

Computer and Electronic
Product Manufacturing – 1.58%
Nokia Corporation
5.375%, 05/15/2019 (b)	$500,000	$528,750

Credit Intermediation and Related Activities – 6.26%
Bank of America Corporation
5.000%, 05/10/2030 (c)	500,000	499,960
General Electric Capital Corporation
1.375%, 08/01/2017 (c)	500,000	496,601
Wells Fargo & Company
7.980%, 03/29/2049 (c)	500,000	570,625
Zions Bancorporation
3.700%, 02/15/2018	523,000	524,658
		2,091,844

Funds, Trusts, and Other Financial Vehicles – 3.13%
Health Care Property Investors, Inc.
6.000%, 03/01/2015	500,000	524,186
Senior Housing Properties Trust
4.300%, 01/15/2016	500,000	520,096
		1,044,282

Health and Personal Care Stores – 1.00%
CVS Pass-Through Trust
6.943%, 01/10/2030	281,064	332,866

Merchant Wholesalers, Durable Goods – 1.63%
Ingram Micro, Inc.
5.250%, 09/01/2017	500,000	543,247

Oil and Gas Extraction – 4.75%
Petrobras International Finance Company
3.500%, 02/06/2017 (b)	500,000	506,651
Petrohawk Energy Corporation
7.250%, 08/15/2018	500,000	531,750
Plains Exploration & Production Company
6.625%, 05/01/2021	500,000	550,000
		1,588,401

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2014 (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)

Pipeline Transportation – 1.11%
Copano Energy, LLC
7.125%, 04/01/2021	$325,000	$369,514

Professional, Scientific, and Technical Services – 1.57%
Affiliated Computer Services
5.200%, 06/01/2015	500,000	525,040

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 2.94%
The Goldman Sachs Group, Inc.
3.000%, 10/30/2027 (c)	500,000	461,284
Morgan Stanley
5.000%, 10/15/2030 (c)	500,000	519,905
		981,189

TOTAL CORPORATE BONDS
(Cost $9,394,871)		9,610,669

	Shares

SHORT-TERM INVESTMENTS – 0.77%

Money Market Funds – 0.77%
STIT-STIC Prime Portfolio 0.019% –
Institutional Class (c)	258,665	258,665

TOTAL SHORT-TERM INVESTMENTS
(Cost $258,665)		258,665

Total Investments
(Cost $25,920,693) – 99.57%		33,265,060
Other Assets in Excess of Liabilities – 0.43%		145,247
TOTAL NET ASSETS – 100.00%		$33,410,307

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Cayman Islands 1.52%, Canada 4.02%, Curacao 1.75%, Finland 1.58%.
(c)	Variable rate security. The rate listed is as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2014

	Shares	Value

COMMON STOCKS – 97.18%

Air Transportation – 0.88%
Delta Air Lines, Inc.	6,000	$207,900

Amusement, Gambling, and
Recreation Industries – 2.26%
Las Vegas Sands Corporation	6,600	533,148

Beverage and Tobacco
Product Manufacturing – 8.46%
Brown-Forman Corporation – Class B	2,000	179,380
Constellation Brands, Inc. – Class A (a)	14,000	1,189,580
Diageo PLC – ADR	5,000	622,950
		1,991,910

Broadcasting (except Internet) – 5.75%
Liberty Interactive Corporation (a)	15,000	433,050
Sirius XM Radio, Inc. (a)	125,000	400,000
The Walt Disney Company	6,500	520,455
		1,353,505

Chemical Manufacturing – 12.59%
Abbott Laboratories	10,000	385,100
Allergan, Inc.	6,500	806,650
Church & Dwight Company, Inc.	8,000	552,560
E.I. du Pont de Nemours and Company	8,500	570,350
Johnson & Johnson	6,600	648,318
		2,962,978

Computer and Electronic
Product Manufacturing – 9.49%
Apple, Inc.	1,000	536,740
Medtronic, Inc.	8,000	492,320
Microchip Technology, Inc.	12,000	573,120
QUALCOMM, Inc.	8,000	630,880
		2,233,060

Couriers and Messengers – 2.69%
United Parcel Service, Inc. – Class B	6,500	632,970

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2014 (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Credit Intermediation and
Related Activities – 13.14%
American Express Company	6,700	$603,201
Citigroup, Inc.	9,000	428,400
Discover Financial Services	13,000	756,470
JPMorgan Chase & Company	8,000	485,680
Visa, Inc. – Class A	3,800	820,268
		3,094,019

Data Processing, Hosting,
and Related Services – 2.41%
Fiserv, Inc. (a)	10,000	566,900

Food Manufacturing – 2.90%
Annie’s Inc. (a)	9,000	361,710
The Hain Celestial Group, Inc. (a)	3,500	320,145
		681,855

Insurance Carriers and Related Activities – 3.98%
American International Group, Inc.	12,500	625,125
Berkshire Hathaway, Inc. – Class B (a)	2,500	312,425
		937,550

Machinery Manufacturing – 2.75%
General Electric Company	25,000	647,250

Miscellaneous Manufacturing – 2.33%
Intuitive Surgical, Inc. (a)	1,250	547,488

Oil and Gas Extraction – 2.29%
Phillips 66	7,000	539,420

Other Information Services – 2.84%
Google Inc. – Class A (a)	600	668,706

Pipeline Transportation – 5.03%
Enbridge, Inc. (b)	16,000	728,160
TransCanada Corporation (b)	10,000	455,200
		1,183,360

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2014 (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Professional, Scientific, and
Technical Services – 2.71%
Exact Sciences Corporation (a)	45,000	$637,650

Rail Transportation – 2.60%
Kansas City Southern	6,000	612,360

Rental and Leasing Services – 2.55%
Ryder System, Inc.	7,500	599,400

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 1.97%
The Charles Schwab Corporation	17,000	464,610

Support Activities for Mining – 5.37%
ConocoPhillips	8,000	562,800
Schlumberger Limited (b)	7,200	702,000
		1,264,800

Transportation Equipment Manufacturing – 2.19%
Ford Motor Company	33,000	514,800

TOTAL COMMON STOCKS
(Cost $15,924,654)		22,875,639

EXCHANGE-TRADED FUNDS – 2.28%

Funds, Trusts, and Other Financial Vehicles – 2.28%
Schwab U.S. Small-Cap ETF	10,000	536,000

TOTAL EXCHANGE-TRADED FUNDS
(Cost $459,605)		536,000

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2014 (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS – 0.63%

Money Market Funds – 0.63%
STIT-STIC Prime Portfolio 0.019% –
Institutional Class (c)	149,404	$149,404

TOTAL SHORT-TERM INVESTMENTS
(Cost $149,404)		149,404

Total Investments
(Cost $16,533,663) – 100.09%		23,561,043
Liabilities in Excess of Other Assets – (0.09)%		(20,961)
TOTAL NET ASSETS – 100.00%		$23,540,082

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Canada 5.03%, Curacao 2.98%.
(c)	Variable rate security. The rate listed is as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
March 31, 2014

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund

Assets
Investments, at value*	$33,265,060	$23,561,043
Dividends and interest receivable	139,360	21,480
Receivable for fund shares sold	65,403	4,184
Prepaid assets	3,767	3,063
Total Assets	33,473,590	23,589,770

Liabilities
Payable for fund shares redeemed	847	—
Accrued distribution fee	15,438	9,402
Payable to Advisor (a)	9,446	10,351
Administrative & accounting
services fee payable (a)	5,657	4,057
Payable to directors	4,318	3,208
Accrued expenses and other liabilities	27,577	22,670
Total Liabilities	63,283	49,688
Net Assets	$33,410,307	$23,540,082

Net Assets Consist Of:
Paid in capital	$36,081,718	$18,304,510
Accumulated undistributed
net investment income	112,726	36,918
Accumulated net realized loss	(10,128,504)	(1,828,726)
Net unrealized appreciation on investments	7,344,367	7,027,380
Net Assets	$33,410,307	$23,540,082

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	1,593,320	1,091,280
Net asset value, offering and
redemption price per share	$20.97	$21.57

* Cost of Investments	$25,920,693	$16,533,663

(a)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Fiscal Year Ended March 31, 2014

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund

Investment Income:
Dividends (Net of foreign withholding
taxes of $6,057 and $5,516, respectively)	$510,625	$450,627
Interest	347,579	135
Total Investment Income	858,204	450,762

Expenses:
Investment Advisor’s fee (a)	214,817	165,807
Distribution fees	69,510	63,772
Administrative & accounting service fees (a)	66,097	51,017
Legal fees	25,903	20,055
Administration fee	9,040	8,218
Transfer agent fees and expenses	42,203	37,423
Fund accounting fees	30,681	28,591
Registration fees	11,528	10,723
Director fees and expenses	16,872	13,108
Audit and tax fees	17,157	13,231
Custody fees	7,803	9,065
Insurance expense	3,722	3,956
Printing and mailing expense	5,887	4,368
Total expenses before waiver	521,220	429,334
Less: Fees waived/reimbursed by Advisor (a)	(108,110)	(72,213)
Net expenses	413,110	357,121
Net Investment Income	445,094	93,641

Realized and Unrealized Gain:
Net realized gain on investments	3,577,862	4,678,354
Net change in unrealized
appreciation on investments	916,326	235,641
Net realized and unrealized
gain on investments	4,494,188	4,913,995

Net Increase in Net Assets
Resulting from Operations	$4,939,282	$5,007,636

(a)	See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2014	2013
Operations:
Net investment income	$445,094	$787,846
Net realized gain (loss) on investments	3,577,862	(1,037,757)
Net change in unrealized appreciation
on investments	916,326	465,471
Net increase in net assets
resulting from operations	4,939,282	215,560

Dividends And Distributions To Shareholders:
Net investment income	(469,807)	(913,396)
Total dividends and distributions	(469,807)	(913,396)

Capital Share Transactions:
Proceeds from shares sold	1,676,658	2,784,133
Shares issued in reinvestment of dividends	206,053	482,860
Cost of shares redeemed	(7,036,124)	(18,456,219)
Net decrease in net assets
from capital share transactions	(5,153,413)	(15,189,226)

Total decrease in net assets	(683,938)	(15,887,062)

Net Assets:
Beginning of year	34,094,245	49,981,307
End of year*	$33,410,307	$34,094,245

* Including accumulated undistributed
net investment income of	$112,726	$133,058

Change In Shares Outstanding:
Shares sold	85,008	158,696
Shares issued in reinvestment of dividends	10,298	28,122
Shares redeemed	(361,453)	(1,046,591)
Net decrease	(266,147)	(859,773)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2014	2013
Operations:
Net investment income	$93,641	$471,738
Net realized gain (loss) on investments	4,678,354	(892,994)
Net change in unrealized appreciation
on investments and options	235,641	(46,484)
Net increase (decrease) in net assets
resulting from operations	5,007,636	(467,740)

Dividends And Distributions To Shareholders:
Net investment income	(130,916)	(530,427)
Total dividends and distributions	(130,916)	(530,427)

Capital Share Transactions:
Proceeds from shares sold	1,000,148	4,771,965
Shares issued in reinvestment of dividends	77,104	436,144
Cost of shares redeemed	(18,836,129)	(17,769,354)
Net decrease in net assets
from capital share transactions	(17,758,877)	(12,561,245)

Total decrease in net assets	(12,882,157)	(13,559,412)

Net Assets:
Beginning of year	36,422,239	49,981,651
End of year*	$23,540,082	$36,422,239

* Including accumulated undistributed
net investment income of	$36,918	$71,634

Change In Shares Outstanding:
Shares sold	51,920	282,853
Shares issued in reinvestment of dividends	3,813	26,101
Shares redeemed	(1,002,488)	(1,044,132)
Net decrease	(946,755)	(735,178)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

	For the Years Ended March 31,
	2014	2013	2012	2011	2010
Per share operating
performance
(For a share outstanding
throughout the period)
Net asset value,
beginning of year	$18.34	$18.38	$17.82	$16.43	$12.72
Operations:
Net investment
income(1)	0.29	0.39	0.29	0.31	0.33
Net realized and
unrealized gain (loss)	2.63	(0.01)	0.54	1.44	3.73
Total from
investment operations	2.92	0.38	0.83	1.75	4.06
Dividends and distributions
to shareholders:
Dividends from net
investment income	(0.29)	(0.42)	(0.27)	(0.36)	(0.35)
Total dividends
and distributions	(0.29)	(0.42)	(0.27)	(0.36)	(0.35)
Change in net asset
value for the year	2.63	(0.04)	0.56	1.39	3.71
Net asset value,
end of year	$20.97	$18.34	$18.38	$17.82	$16.43
Total return(2)	16.01%	2.22%	4.87%	10.76%	32.01%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights (Continued)

	For the Years Ended March 31,
	2014	2013	2012	2011	2010
Ratios / supplemental data
Net assets,
end of year (000)	$33,410	$34,094	$49,981	$44,626	$44,476
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	1.58%	1.47%	1.48%	1.56%	1.64%
After expense
reimbursement
and waivers(3)	1.25%	1.25%	1.25%	1.21%	1.10%
Ratio of net investment
income to average net assets:
After expense
reimbursement
and waivers(3)	1.36%	1.83%	1.78%	1.79%	2.15%
Portfolio turnover rate	46%	64%	72%	85%	54%

(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.25%. Prior to July 1, 2010, the Fund’s expense cap was 1.10%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

	For the Years Ended March 31,
	2014	2013	2012	2011	2010
Per share operating
performance
(For a share outstanding
throughout the period)
Net asset value,
beginning of year	$17.87	$18.02	$17.56	$15.75	$11.31
Operations:
Net investment
income(1)	0.11	0.20	0.08	0.07	0.14
Net realized and
unrealized gain (loss)	3.70	(0.14)	0.42	1.86	4.45
Total from
investment operations	3.81	0.06	0.50	1.93	4.59
Dividends and distributions
to shareholders:
Dividends from net
investment income	(0.11)	(0.21)	(0.04)	(0.12)	(0.15)
Total dividends
and distributions	(0.11)	(0.21)	(0.04)	(0.12)	(0.15)
Change in net asset
value for the year	3.70	(0.15)	0.46	1.81	4.44
Net asset value,
end of year	$21.57	$17.87	$18.02	$17.56	$15.75
Total return(2)	21.38%	0.42%	2.88%	12.31%	40.66%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights (Continued)

	For the Years Ended March 31,
	2014	2013	2012	2011	2010
Ratios / supplemental data
Net assets,
end of year (000)	$23,540	$36,422	$49,982	$17,322	$15,406
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	1.68%	1.46%	1.54%	1.85%	2.18%
After expense
reimbursement
and waivers(3)	1.40%	1.40%	1.40%	1.35%	1.20%
Ratio of net investment
income to average net assets:
After expense
reimbursement
and waivers(3)	0.38%	1.08%	0.80%	0.46%	0.98%
Portfolio turnover rate	52%	84%	69%	111%	73%

(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.40%. Prior to July 1, 2010, the Fund’s expense cap was 1.20%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2014

1.	ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.  Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor.  The Advisor is indirectly owned by SVA Plumb Financial, LLC which in turn is partially owned by TGP, Inc.  The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc.  Certain directors or officers of the Funds are also officers of the Advisor.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, foreign issued common stocks, and exchange-traded funds, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Nasdaq-listed

PLUMB FUNDS

Notes to Financial Statements
March 31, 2014 (Continued)

securities are valued at their Nasdaq Official Closing Price.  Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, are valued using a market approach based on information supplied by independent pricing services.  The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2014 (Continued)

The following is a summary of the inputs used, as of March 31, 2014, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Plumb Balanced Fund
Investments in:
Common Stock*	$22,110,726	$—	$—	$22,110,726
Exchange-Traded Funds*	1,285,000	—	—	1,285,000
Corporate Bonds*	—	9,610,669	—	9,610,669
Money Market Funds	258,665	—	—	258,665
Total	$23,654,391	$9,610,669	$—	$33,265,060

Description	Level 1	Level 2	Level 3	Total
Plumb Equity Fund
Investments in:
Common Stock*	$22,875,639	$—	$—	$22,875,639
Exchange-Traded Funds*	536,000	—	—	536,000
Money Market Funds	149,404	—	—	149,404
Total	$23,561,043	$—	$—	$23,561,043

*	For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3.  As of and during the fiscal year ending March 31, 2014, no securities were transferred into or out of Level 1 or Level 2.  It is the Funds’ policy to consider transfers into or out of any level as of the end of the reporting period. The Funds did not hold any derivative instruments during the fiscal year ended March 31, 2014.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2014 (Continued)

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

As of and during the fiscal year ended March 31, 2014, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the fiscal year ended March 31, 2014, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. taxing authorities for tax years prior to 2010.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

For the fiscal year ended March 31, 2014, the Funds made the following reclassifications to increase (decrease) the components of net assets:

	Accumulated Undistributed	Accumulated Net
	Net Investment Income	Realized Loss
Plumb Balanced Fund	$4,381	$(4,381)
Plumb Equity Fund	$2,559	$(2,559)

Options:

Each of the Funds may purchase call or put options on securities and indices and enter into related closing transactions. Each of the Funds may engage in transactions in options either for bona fide hedging purposes or to seek to increase total return. The Funds may invest in purchased call options in an attempt to achieve increased total returns. As a holder of a call option, a Fund pays a non-refundable premium to the seller for the right, but not the obligation, to purchase a security at a fixed price (the exercise price) during the specified period (exercise period). As a holder of a put option, a Fund pays a non-refundable premium for the right, but not the obligation, to sell a security at the

PLUMB FUNDS

Notes to Financial Statements
March 31, 2014 (Continued)

exercise price during the exercise period. The premium that a Fund pays when purchasing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors.

The counterparty risk associated with purchased options is minimal because the options are exchange-traded, and the Options Clearing Corporation guarantees performance to selling and purchasing clearing members.

If a purchased call option is exercised by a Fund, the premium is added to the cost basis of the security purchased, which will subsequently decrease the gain or increase the loss recognized at the time of sale. If a purchased put option is exercised by the Fund, the premium is deducted from the proceeds of the sale of the underlying security in determining whether the Fund has realized a gain or loss.

The Plumb Balanced and Plumb Equity Funds did not hold any derivative instruments during the fiscal year ended March 31, 2014.

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the fiscal year ended March 31, 2014, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $69,510 and $63,772, respectively, pursuant to the 12b-1 Plan.  As of March 31, 2014, $15,438 and $9,402 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement

PLUMB FUNDS

Notes to Financial Statements
March 31, 2014 (Continued)

provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses.  The Advisor has agreed to limit annual operating expenses through July 31, 2014, to 1.25% and 1.40% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the fiscal year ended March 31, 2014, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $108,110 and $72,213, respectively. There were no expense recoupments during the fiscal year ended March 31, 2014.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery as of March 31, 2014 expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2015 . . . . . . . $109,061	2015 . . . . . . . $42,559
2016 . . . . . . . $94,065	2016 . . . . . . . $24,641
2017 . . . . . . . $108,110	2017 . . . . . . . $72,213

The Funds also have an Administrative and Accounting Services Agreement (“Agreement”) with the Advisor.  Fund administration responsibilities include general fund management, compliance, financial reporting, and oversight and assistance to other providers.  The Advisor’s administrative and accounting fees are 0.20% of the Funds’ average daily net assets, computed daily and paid monthly.

5.	INVESTMENT TRANSACTIONS

For the fiscal year ended March 31, 2014, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Purchases:	$14,703,586	$13,154,101
Sales:	$19,914,974	$31,020,707

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act.  As of March 31, 2014 certain entities and their affiliates which may control or be under common control with the Advisor,

PLUMB FUNDS

Notes to Financial Statements
March 31, 2014 (Continued)

including Thomas Plumb, SVA Plumb Trust Company, and SVA Plumb Wealth Management, LLC, either directly or for the benefit of their customers, owned 65.48% of the Plumb Balanced Fund and 71.95% of the Plumb Equity Fund.

7.	FEDERAL TAX INFORMATION

As of March 31, 2014 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$7,523,538	$7,088,216
Unrealized depreciation	(194,729)	(101,989)
Net tax unrealized
appreciation on investments	7,328,809	6,986,227
Undistributed ordinary income	69,281	36,918
Other accumulated losses	(10,069,501)	(1,787,573)
Total accumulated gains (losses)	$(2,671,411)	$5,235,572

The tax cost of investments as of March 31, 2014 was $25,936,251 and $16,574,816 for the Plumb Balanced Fund and Plumb Equity Fund, respectively.  The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

As of March 31, 2014 the Funds had prior tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Balanced Fund	Plumb Equity Fund
Expires:
March 31, 2017	$(1,851,503)	$—
March 31, 2018	$(8,217,998)	$(1,787,573)

Prior year capital loss carryovers of $3,578,437 and $4,636,638 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were utilized during the year.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2014 (Continued)

8.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2014 and 2013 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2014	March 31, 2013
Distributions paid from:
Ordinary Income	$469,807	$913,396
Total Distributions Paid	$469,807	$913,396

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2014	March 31, 2013
Distributions paid from:
Ordinary Income	$130,916	$530,427
Total Distributions Paid	$130,916	$530,427

PLUMB FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Wisconsin Capital Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Wisconsin Capital Funds, Inc., comprising the Plumb Balanced Fund and the Plumb Equity Fund (the “Funds”), as of March 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Plumb Balanced Fund and the Plumb Equity Fund as of March 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
May 27, 2014

PLUMB FUNDS

Additional Information (Unaudited)

1.	ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS

	Position(s) Held with	Principal		Number of	Other
	Wisconsin Capital	Occupation(s)		Plumb Funds	Directorships
Name, Address	Funds, Inc. and Length	During Past		Overseen	Held by
and Age	of Time Served(1)	Five Years		by Director	Director

Independent Directors:

Patrick J. Quinn	Director since	•	Currently retired	2	National
1221 John Q.	May 2007	•	President and		Presto
Hammons Dr.,			Chairman of the		Industries
Madison, WI 53719			Board of Ayres		since May
Birth date:			Associates (professional		2001
September 1949			civil engineering firm),
from April 2000 to
December 2010

Jay Loewi	Director since	•	Chief Executive	2	None
1221 John Q.	May 2007		Officer, QTI Group
Hammons Dr.,			(staffing company),
Madison, WI 53719			since November 2007
Birth date:		•	President, QTI Group
March 1957			of Companies,
since 2002

Jeffrey B. Sauer	Director since	•	Assistant to the	2	None
1221 John Q.	May 2007		Commissioner of
Hammons Dr.,			Western Collegiate
Madison, WI 53719			Hockey Association,
Birth date:			since 2002
March 1943

Interested Directors and Officers:

Thomas G. Plumb(2)	Director, Chairman,	•	President of SVA	2	None
1221 John Q.	President and Chief		Plumb Wealth
Hammons Dr.,	Executive Officer		Management, LLC,
Madison, WI 53719	since May 2007		since March 2011
Birth date:		•	President of SVA
July 1952			Plumb Financial, LLC,
since March 2011
		•	CEO of SVA Plumb
Trust Company,
since March 2011
		•	President of Wisconsin
Capital Management,
LLC, since January 2004
		•	CEO of Plumb Trust
Company from 2001
to February 2011

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

	Position(s) Held with			Other
	Wisconsin Capital			Directorships
Name, Address	Funds, Inc. and Length	Principal Occupation(s)		Held by
and Age	of Time Served(1)	During Past Five Years		Director

Timothy R. O’Brien	Chief Financial Officer	•	Principal of SVA Plumb	N/A
1221 John Q.	since May 2007		Wealth Management,
Hammons Dr.,			LLC since March 2011
Madison, WI 53719	Vice President	•	Vice President and
Birth date:	since August 2010		Portfolio Manager for
June 1959			Wisconsin Capital
	Secretary		Management, LLC
	from January		since 2004
2009 to July 2010

Treasurer
from May 2007
to July 2010

Connie M. Redman	Chief Compliance	•	Chief Compliance	N/A
1221 John Q.	Officer since May 2007		Officer of SVA Plumb
Hammons Dr.,			Wealth Management,
Madison, WI 53719	Secretary		LLC since April 2012
Birth date:	since August 2010	•	Vice President, Chief
February 1966			Compliance Officer, and
Corporate Secretary of
Wisconsin Capital
Management, LLC
since March 2008

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

	Position(s) Held with			Other
	Wisconsin Capital			Directorships
Name, Address	Funds, Inc. and Length	Principal Occupation(s)		Held by
and Age	of Time Served(1)	During Past Five Years		Director

Donna M. Baker	Treasurer	•	Operations Manager of	N/A
1221 John Q.	since August 2010		SVA Plumb Trust Company
Hammons Dr.,			since March 2011
Madison, WI 53719	Secretary	•	Chief Financial Officer and
Birth date:	from May 2007 to		Human Resource Manager
March 1964	December 2008		of Wisconsin Capital
Management, LLC, from
June 2010 to February 2011
		•	Controller, HospiceCare, Inc.
from January 2009 to
February 2010

(1)
Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Directors.  Directors of the Funds serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.

(2)	Thomas G. Plumb is an “interested person” of the Funds by virtue of his positions with the Funds and the Advisor.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

The Board of Directors of the Funds has an audit committee and a nominating committee. The audit committee consults with the independent auditors for the Funds on matters pertaining to their audits of the Funds’ annual financial statements, and approves all audit and non-audit services to be provided by the independent auditors. The audit committee has adopted a written charter, which is available upon request. The audit committee consists of Jay Loewi (Chair), Patrick J. Quinn and Jeffrey B. Sauer, none of whom is an “interested” person of the Funds. Jay Loewi has been determined by the Board to be an audit committee financial expert.

The nominating committee considers and recommends nominees for directors to the Board to fill vacancies and for election and re-election as and when required. All nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee has not established any specific, minimum qualifications or standards for director nominees. The nominating committee will generally not consider any director candidates recommended by shareholders. The nominating committee has adopted a written charter, which is available upon request. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee consists of Jeffrey B. Sauer (Chair), Jay Loewi and Patrick J. Quinn.

The Funds’ Statement of Additional Information includes additional information about the directors of the Company and is available, without charge, at www.wiscap.com or upon request, by calling 1-866-987-7888.

2.	QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% (which includes a 3.8% Medicare tax).  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	99.73%
Plumb Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends–received deduction for the fiscal year ended March 31, 2014, was as follows:

Plumb Balanced Fund	88.40%
Plumb Equity Fund	100.00%

(This Page Intentionally Left Blank.)

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
1221 John Q. Hammons Drive
Madison, WI  53717
Telephone:  (608) 824-8800

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any material amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s June 6, 2009 N-CSR filing.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.   Jay V. Loewi is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services, and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” relate to the review by the principal accountant of the Funds’ Semi-Annual Report to Shareholders. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/14	FYE 3/31/13
Audit Fees	$24,000	$24,000
Audit-Related Fees	0	0
Tax Fees	$ 5,000	$ 5,000
All Other Fees	$ 1,500	$ 1,500

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years.  The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence in its audit of the Registrant and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/14	FYE 3/31/13
Registrant	$1,500	$1,500
Registrant’s Investment Adviser	$ 0	$ 0

No services described in paragraphs (b)-(d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer (principal executive officer) and Vice President/Chief Financial Officer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s June 6, 2009 N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)      /s/Thomas G. Plumb
Thomas G. Plumb, President

Date     May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Thomas G. Plumb
Thomas G. Plumb, Principal Executive Officer

Date     May 20, 2014

By (Signature and Title)      /s/Timothy R. O’Brien
Timothy R. O’Brien, Principal Financial Officer

Date     May 20, 2014